INVESTMENT MANAGERS SERIES TRUST

September 18, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Investment Managers Series Trust (filing relates to W.P. Stewart & Co. Growth Fund) (File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the "Trust"), we are filing a Preliminary Proxy Statement relating to its series W.P. Stewart & Co. Growth Fund (the "Fund") for the purpose of approving a new advisory agreement with AllianceBernstein L.P.

Please call the undersigned at (626) 914-1360 with any comments or questions relating to the filing.

Sincerely,

/s/Joy Ausili
Joy Ausili
Secretary
Investment Mangers Series Trust